UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ALTERNATIVE CREDIT FUND

FORM N-Q

JULY 31, 2016

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 49.8%
Citigroup Commercial Mortgage Trust, 2007-C6 AJFX	5.712%	7/10/17	6,770,000		$5,098,656	(a)(b)
Connecticut Avenue Securities, 2015-C02 1M2	4.488%	5/25/25	3,580,000		3,672,324	(a)
Connecticut Avenue Securities, 2015-C02 2M2	4.488%	5/25/25	8,000,000		8,293,400	(a)
Connecticut Avenue Securities, 2016-C03 1M2	5.788%	10/25/28	10,015,000		10,696,866	(a)
Connecticut Avenue Securities, 2016-C04 1M2	4.726%	1/25/29	5,625,000		5,640,919	(a)
Fondo de Titulizacion de Activos UCI, 2016 A2	0.021%	6/16/49	17,950,819	EUR	15,351,399	(a)(c)
FREMF Mortgage Trust, 2012-K23 C	3.656%	10/25/45	5,855,000		5,862,048	(a)(b)
FREMF Mortgage Trust, 2013-K31 C	3.628%	7/25/46	12,660,000		12,168,473	(a)(b)
FREMF Mortgage Trust, 2014-K36 C	4.359%	12/25/46	6,000,000		6,048,473	(a)(b)
FREMF Mortgage Trust, 2014-K715 C	4.127%	2/25/46	6,885,200		6,960,529	(a)(b)
FREMF Mortgage Trust, 2015-K44 B	3.685%	1/25/48	7,353,000		7,439,876	(a)(b)
FREMF Mortgage Trust, 2015-K47 B	3.600%	6/25/48	1,820,000		1,806,783	(a)(b)
FREMF Mortgage Trust, 2015-K48 B	3.636%	8/25/48	5,000,000		4,992,480	(a)(b)
FREMF Mortgage Trust, 2015-K720 B	3.389%	7/25/22	5,000,000		4,866,654	(a)(b)
FREMF Mortgage Trust, 2015-K721 B	3.565%	11/25/47	25,750,000		25,237,987	(a)(b)
GCCFC Commercial Mortgage Trust, 2007-GG9 AJ	5.505%	3/10/39	6,700,000		6,116,277	(a)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 B	1.225%	3/15/38	10,016,799	EUR	9,039,324	(a)(c)
Lusitano Mortgages PLC, 2002 B	0.702%	11/16/46	4,375,000	EUR	4,140,758	(a)(c)
Newgate Funding PLC, 2006-2 DB	0.657%	12/1/50	2,034,490	EUR	1,694,108	(a)(c)
Newgate Funding PLC, 2007-3X CB	1.237%	12/15/50	9,292,791	EUR	8,264,994	(a)(c)
RMAC Securities PLC, 2006-NS1X B1C	0.618%	6/12/44	5,304,721	EUR	4,509,755	(a)(c)
RMAC Securities PLC, 2006-NS4X B1C	0.588%	6/12/44	11,354,683	EUR	9,342,903	(a)(c)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 M3	4.288%	3/25/25	3,885,000		4,074,024	(a)
Structured Agency Credit Risk Debt Notes, 2016-DNA2 M3	5.138%	10/25/28	9,225,000		9,568,572	(a)
Structured Agency Credit Risk Debt Notes, 2016-HQA1 M3	6.838%	9/25/28	7,510,000		8,430,168	(a)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.093%	6/22/40	1,454,291	EUR	1,523,026	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	14,250,000		14,209,804	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $211,749,095)					205,050,580

ASSET-BACKED SECURITIES - 10.5%
Accredited Mortgage Loan Trust, 2006-2 A3	0.638%	9/25/36	1,908,527		1,895,913	(a)
Ellington Loan Acquisition Trust, 2007-1 A2B	1.388%	5/28/37	3,317,685		3,298,329	(a)(b)
Ellington Loan Acquisition Trust, 2007-2 A2B	1.438%	5/25/37	13,052,055		12,705,951	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2007-MLN1 A2B	0.668%	3/25/37	2,856,762		2,841,070	(a)
Option One Mortgage Loan Trust, 2005-4 M1	0.928%	11/25/35	5,190,000		4,934,797	(a)
Residential Asset Securities Corp., 2006-KS1 A4	0.788%	2/25/36	2,113,851		2,091,033	(a)
Tryon Park CLO Ltd., 2013-1A C	4.180%	7/15/25	4,225,000		4,077,911	(a)(b)
Vericrest Opportunity Loan Transferee, 2015-NPL4 A2	4.250%	2/25/55	8,485,060		8,059,051	(b)
Vericrest Opportunity Loan Transferee, 2015-NPL5 A2	4.250%	3/25/55	3,718,977		3,561,377	(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $44,290,725)					43,465,432

CORPORATE BONDS & NOTES - 15.9%
CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	3,880,000		3,986,700	(b)

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	9,435,000		$9,417,073
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	3,050,000		2,893,687
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	4,590,000		4,772,223
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	9,810,000		8,876,971
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	2,895,000		2,652,110

TOTAL ENERGY					28,612,064

HEALTH CARE - 1.0%
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	4,265,000		4,211,688	(b)

INFORMATION TECHNOLOGY - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	6.020%	6/15/26	6,745,000		7,226,027	(b)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	8.350%	7/15/46	2,765,000		3,157,638	(b)

TOTAL INFORMATION TECHNOLOGY					10,383,665

MATERIALS - 1.8%
Chemicals - 1.1%
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	5,180,000		4,377,100

Construction Materials - 0.7%
Cemex SAB de CV, Senior Secured Notes	7.250%	1/15/21	2,715,000		2,952,291	(b)

TOTAL MATERIALS					7,329,391

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	5,985,000		5,461,312	(b)
Digicel Group Ltd., Senior Notes	7.125%	4/1/22	6,565,000		5,414,156	(b)

TOTAL TELECOMMUNICATION SERVICES					10,875,468

TOTAL CORPORATE BONDS & NOTES (Cost - $62,598,976)					65,398,976

SENIOR LOANS - 7.0%
HEALTH CARE - 4.2%
Pharmaceuticals - 4.2%
Capsugel Holdings U.S. Inc., USD Term Loan B	4.000%	7/31/21	17,406,375		17,402,755	(d)(e)

MATERIALS - 2.8%
Containers & Packaging - 2.8%
Reynolds Group Holdings Inc., New Dollar Term Loan	4.500%	12/1/18	11,570,000		11,586,869	(d)(e)

TOTAL SENIOR LOANS (Cost - $28,947,711)					28,989,624

SOVEREIGN BONDS - 10.8%
Brazil - 2.5%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	11,335,000		10,360,190

Indonesia - 5.9%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	141,000,000,000	IDR	11,894,873
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	9,420,000		12,154,334	(c)

Total Indonesia					24,049,207

Mexico - 2.4%
United Mexican States, Senior Bonds	8.000%	12/7/23	164,969,500	MXN	9,949,465

TOTAL SOVEREIGN BONDS (Cost - $44,928,363)					44,358,862

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $392,514,870)					387,263,474

See Notes to Schedule of Investments.

LEGG MASON BW ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $14,207,307)	0.460%	14,207,307	$14,207,307

TOTAL INVESTMENTS - 97.5% (Cost - $406,722,177#)			401,470,781
Other Assets in Excess of Liabilities - 2.5%			10,483,797

TOTAL NET ASSETS - 100.0%			$411,954,578

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$205,050,580	—	$205,050,580
Asset-Backed Securities	—	43,465,432	—	43,465,432
Corporate Bonds & Notes	—	65,398,976	—	65,398,976
Senior Loans	—	28,989,624	—	28,989,624
Sovereign Bonds	—	44,358,862	—	44,358,862

Total Long-Term Investments	—	$387,263,474	—	$387,263,474

Short-Term Investments†	$14,207,307	—	—	$14,207,307

Total Investments	$14,207,307	$387,263,474	—	$401,470,781

Other Financial Instruments:
Futures Contracts	$151,130	—	—	$151,130
Forward Foreign Currency Contracts	—	$6,355,934	—	6,355,934
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	42,611	—	42,611
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	702,733	—	702,733
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	844,382	—	844,382

Total Other Financial Instruments	$151,130	$7,945,660	—	$8,096,790

Total	$14,358,437	$395,209,134	—	$409,567,571

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,746,659	—	$1,746,659
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	1,643,716	—	1,643,716
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	3,228,254	—	3,228,254

Total	—	$6,618,629	—	$6,618,629

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,524,989
Gross unrealized depreciation	(13,776,385)

Net unrealized depreciation	$(5,251,396)

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	464	9/16	$61,582,620	$61,733,750	$151,130

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	45,900,000	USD	14,063,276	HSBC Bank USA, N.A.	8/5/16	$78,886
BRL	23,590,000	USD	7,190,977	HSBC Bank USA, N.A.	8/5/16	77,293
COP	34,980,000,000	USD	11,451,956	HSBC Bank USA, N.A.	8/5/16	(65,354)
USD	11,644,474	COP	34,980,000,000	HSBC Bank USA, N.A.	8/5/16	257,872
USD	4,301,528	EUR	3,900,000	Barclays Bank PLC	8/10/16	(59,972)
EUR	5,990,000	USD	6,733,137	Citibank N.A.	8/10/16	(34,321)
EUR	2,480,000	USD	2,789,147	Citibank N.A.	8/10/16	(15,680)
EUR	1,990,000	USD	2,218,770	Citibank N.A.	8/10/16	6,713
EUR	6,040,000	USD	6,661,603	Citibank N.A.	8/10/16	93,131
USD	185,754,773	EUR	162,130,000	Citibank N.A.	8/10/16	4,439,386
EUR	875,000	USD	977,138	Goldman Sachs Group Inc.	8/10/16	1,403
EUR	10,550,000	USD	12,043,247	HSBC Bank USA, N.A.	8/10/16	(244,830)
USD	15,102,574	EUR	13,230,000	HSBC Bank USA, N.A.	8/10/16	307,024
USD	4,399,141	EUR	3,985,000	HSBC Bank USA, N.A.	8/10/16	(57,417)
EUR	19,840,000	USD	22,182,330	JPMorgan Chase & Co.	8/10/16	5,404
EUR	3,110,000	USD	3,442,195	JPMorgan Chase & Co.	8/10/16	35,822
EUR	1,645,000	USD	1,822,180	JPMorgan Chase & Co.	8/10/16	17,479
EUR	4,640,000	USD	5,275,272	Morgan Stanley Capital Services, LLC	8/10/16	(86,205)
EUR	8,250,000	USD	9,369,745	Morgan Stanley Capital Services, LLC	8/10/16	(143,495)
EUR	11,560,000	USD	12,918,899	Morgan Stanley Capital Services, LLC	8/10/16	9,035
EUR	1,600,000	USD	1,785,599	Morgan Stanley Capital Services, LLC	8/10/16	3,734
EUR	6,620,000	USD	7,467,595	Morgan Stanley Capital Services, LLC	8/10/16	(64,228)
EUR	6,290,000	USD	6,986,892	Morgan Stanley Capital Services, LLC	8/10/16	47,425
EUR	1,250,000	USD	1,385,914	Morgan Stanley Capital Services, LLC	8/10/16	12,003
EUR	4,520,000	USD	5,024,305	Morgan Stanley Capital Services, LLC	8/10/16	30,561
EUR	510,000	USD	564,323	Morgan Stanley Capital Services, LLC	8/10/16	6,027
EUR	790,000	USD	874,078	Morgan Stanley Capital Services, LLC	8/10/16	9,405
EUR	2,810,000	USD	3,114,740	Morgan Stanley Capital Services, LLC	8/10/16	27,776
EUR	1,835,000	USD	2,034,045	Morgan Stanley Capital Services, LLC	8/10/16	18,097
EUR	3,480,000	USD	3,835,832	Morgan Stanley Capital Services, LLC	8/10/16	55,968
USD	3,059,140	EUR	2,670,000	Morgan Stanley Capital Services, LLC	8/10/16	73,190
USD	2,818,190	EUR	2,555,000	Morgan Stanley Capital Services, LLC	8/10/16	(39,151)
USD	5,712,110	EUR	5,150,000	Morgan Stanley Capital Services, LLC	8/10/16	(47,307)
EUR	3,560,000	USD	3,997,075	National Australia Bank Ltd.	8/10/16	(15,809)
EUR	2,220,000	USD	2,522,599	National Australia Bank Ltd.	8/10/16	(39,899)
EUR	1,690,000	USD	1,919,199	UBS AG	8/10/16	(29,216)
EUR	8,290,000	USD	9,117,126	UBS AG	8/10/16	153,857
EUR	1,550,000	USD	1,730,501	UBS AG	8/10/16	2,916
USD	733,562	NZD	1,010,000	Barclays Bank PLC	8/16/16	4,633
USD	8,253,880	NZD	11,845,000	Barclays Bank PLC	8/16/16	(294,802)
NZD	15,810,000	USD	11,514,423	HSBC Bank USA, N.A.	8/16/16	(104,151)
USD	10,455,934	NZD	14,800,000	HSBC Bank USA, N.A.	8/16/16	(225,409)

Notes to Schedule of Investments (unaudited) (continued)

GBP	3,800,000	USD	5,042,475	JPMorgan Chase & Co.	9/9/16	(10,256)
USD	6,296,625	GBP	4,360,000	Morgan Stanley Capital Services, LLC	9/9/16	522,816
USD	9,823,071	MXN	186,935,000	Barclays Bank PLC	10/12/16	(72,896)
USD	11,294,179	IDR	151,150,000,000	HSBC Bank USA, N.A.	10/27/16	(96,261)
BRL	13,715,000	USD	4,044,530	HSBC Bank USA, N.A.	11/8/16	58,078

Total						$4,609,275

Abbreviations used in this table:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NZD	— New Zealand Dollar
USD	— United States Dollar

At July 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
InterContinental Exchange (Markit CDX.NA.HY.26 Index)	$19,700,000	6/20/21	5.000% quarterly	$870,011	$827,400	$42,611

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BB.6 Index)	$6,725,000	5/11/63	5.000% monthly	$(702,733)	$(499,127)	$(203,606)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BB.6 Index)	9,005,000	5/11/63	5.000% monthly	(940,983)	(636,067)	(304,916)

Total	$15,730,000			$(1,643,716)	$(1,135,194)	$(508,522)

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICIES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Securities Inc. (Markit CMBX.NA.BB.6 Index)	$6,725,000	5/11/63	5.000% monthly	$702,733	$950,165	$(247,432)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2016[5]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citigroup Global Markets Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$6,975,000	6/20/21	2.87%	1.000% quarterly	$(591,543)	$(617,382)	$25,839
Citigroup Global Markets Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	3,495,000	6/20/21	2.87%	1.000% quarterly	(296,407)	(311,870)	15,463
Citigroup Global Markets Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	3,495,000	6/20/21	2.87%	1.000% quarterly	(296,407)	(320,783)	24,376
JPMorgan Securities Inc. (Republic of Argentina, 8.280%, due 12/31/33)	6,260,000	6/20/21	4.06%	5.000% quarterly	258,034	225,934	32,100
JPMorgan Securities Inc. (Republic of Argentina, 7.625%, due 4/22/46)	4,955,000	6/20/21	4.06%	5.000% quarterly	204,243	237,131	(32,888)
JPMorgan Securities Inc. (Republic of Argentina, 7.625%, due 4/22/46)	3,090,000	6/20/21	4.06%	5.000% quarterly	127,368	104,799	22,569
JPMorgan Securities Inc. (Republic of Argentina, 7.625%, due 4/22/46)	6,180,000	6/20/21	4.06%	5.000% quarterly	254,737	309,739	(55,002)
Morgan Stanley & Co. Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	24,100,000	6/20/21	2.87%	1.000% quarterly	(2,043,897)	(2,296,147)	252,250

Total	$58,550,000				$(2,383,872)	$(2,668,579)	$284,707

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016